STOCKHOLDERS' EQUITY (Details) - USD ($)					1 Months Ended								3 Months Ended	12 Months Ended
		Jul. 09, 2015	Jun. 30, 2015	Jun. 11, 2015	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	Jan. 31, 2015	Jan. 31, 2014	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 12, 2015	Jun. 02, 2015
Stockholders Equity Note [Line Items]
Worth of common stock to be paid															$ 400,000
Research and development	[1]													$ 2,412,833	$ 10,590,271
Common stock, shares issued														6,259,727	3,969,106	304,785
Common stock, proceeds from sales										$ 50,000				$ 50,000
Number of shares exercised													2,353
Restricted stock units issued				525,000
Restricted stock units fair value	[2]													$ 413,000
Closing stock price per share														$ 2.50
Restricted stock units, Expense														$ 80,573
Award, compensation payment							$ 15,000
Award, additional compensation payment							$ 35,000
Decrease in fair value														$ 75,500
Minimum [Member]
Stockholders Equity Note [Line Items]
Commission on sales, percentage														2.00%
Maximum [Member]
Stockholders Equity Note [Line Items]
Commission on sales, percentage														5.00%
Pre Reverse Stock Split [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued			25,906,735							25,906,735			25,906,735
Restricted stock units issued										44,625,000
Post Reverse Stock Split [Member]
Stockholders Equity Note [Line Items]
Common stock, shares issued			48,761							48,761			48,761				68,236
Amount to settle outstanding payable balance			$ 41,447							$ 58,000
Gain on settlement of conversion			$ 35,153
Patent And Technology Agreement [Member]
Stockholders Equity Note [Line Items]
Issuance of shares for services (in shares)											125,000,000
Closing stock price per share											$ 0.04
Verify Me [Member] | Patent And Technology Agreement [Member]
Stockholders Equity Note [Line Items]
Worth of common stock to be paid												$ 400,000
Percentage of discount												10.00%
Closing price of share												$ 0.07
Closing price of share after discount												$ 0.063
Research and development												$ 400,000
Verify Me [Member] | Patent And Technology Agreement [Member] | Pre Reverse Stock Split [Member]
Stockholders Equity Note [Line Items]
Issuance of shares for services (in shares)												6,349,206
Chief Operating Officer [Member]
Stockholders Equity Note [Line Items]
Number of options issued									375,000
Chief Operating Officer [Member] | Pre Reverse Stock Split [Member]
Stockholders Equity Note [Line Items]
Number of options issued									31,875,000
Restricted Stock [Member]
Stockholders Equity Note [Line Items]
Restricted stock units fair value				$ 446,250
Closing stock price per share				$ 0.01
Restricted Stock [Member] | Consultant [Member]
Stockholders Equity Note [Line Items]
Restricted stock units issued							100,000
Restricted stock units fair value							$ 195,000
Restricted stock units, Expense														$ 54,250
Restricted Stock [Member] | Consultant [Member] | Share-based Compensation Award, Tranche One [Member]
Stockholders Equity Note [Line Items]
Restricted stock units issued							60,000
Restricted Stock [Member] | Consultant [Member] | Share-based Compensation Award, Tranche Two [Member] | Scenario Forecast [Member]
Stockholders Equity Note [Line Items]
Restricted stock units issued						20,000
Restricted Stock [Member] | Consultant [Member] | Share-based Compensation Award, Tranche Three [Member] | Scenario Forecast [Member]
Stockholders Equity Note [Line Items]
Restricted stock units issued					20,000
Restricted Stock [Member] | Chief Operating Officer [Member]
Stockholders Equity Note [Line Items]
Restricted stock units fair value									$ 918,000
Closing stock price per share									$ 4.08
Restricted stock units, Expense														153,000
Number of options issued		225,000
Vesting period		3 years
Restricted Stock [Member] | Chief Operating Officer [Member] | Pre Reverse Stock Split [Member]
Stockholders Equity Note [Line Items]
Number of options issued									19,125,000
Restricted Stock [Member] | Chief Financial Officer [Member]
Stockholders Equity Note [Line Items]
Restricted stock units fair value								$ 692,400
Closing stock price per share								$ 5.77
Restricted stock units, Expense														176,306
Restricted Stock [Member] | Chief Financial Officer [Member] | Share-based Compensation Award, Tranche One [Member]
Stockholders Equity Note [Line Items]
Vesting period								6 months
Number of restricted stock issued								20,000
Restricted Stock [Member] | Chief Financial Officer [Member] | Share-based Compensation Award, Tranche Two [Member]
Stockholders Equity Note [Line Items]
Vesting period								3 years
Number of restricted stock issued								100,000
Restricted Stock Units (RSUs) [Member]
Stockholders Equity Note [Line Items]
Restricted stock units issued								30,000
Restricted stock units, Expense														$ 34,687
Restricted stock units issued, value								$ 165,000

[1]	Includes share based compensation of $2,000,000 and $10,236,089 for the years ended December 31, 2015 and 2014
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $2.50 for our common stock on December 31, 2015.